Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Sep. 29, 2023	Jun. 30, 2023 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Exchange ratio			0.408
Reportable segment	1
Cash balances				$ 15,000,000
Restricted cash	$ 250,000
Federal deposit insurance corporations	250,000
Trade accounts receivables
Amortized over their period		3 years
Deferred transaction costs	3,329,000
Deferred debt issuance costs	$ 100,000
Tax benefit	50.00%
Tax liability
Number of class	1
Employee Stock Options, After Exchange Ratio [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Stock options (in Shares) | shares		185,231
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Other receivables	$ 0	$ 100,000
Computer Software, Intangible Asset [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Amortized over their period	3 years
Related Party [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Short-term loan due	1 year
Transaction Costs [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred transaction costs